Noninterest Expense (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Merger and acquisition cost
Merger And Acquisition Cost	$ 0	$ 481	$ 432
Washington Mutual [Member] | Compensation [Member]
Merger and acquisition cost
Merger And Acquisition Cost		256	113
Bear Stearns [Member] | Compensation [Member]
Merger and acquisition cost
Merger And Acquisition Cost		(9)	181
Compensation [Member]
Merger and acquisition cost
Merger And Acquisition Cost		247	294
Washington Mutual [Member] | Occupancy [Member]
Merger and acquisition cost
Merger And Acquisition Cost		15	0
Bear Stearns [Member] | Occupancy [Member]
Merger and acquisition cost
Merger And Acquisition Cost		(3)	42
Occupancy [Member]
Merger and acquisition cost
Merger And Acquisition Cost		12	42
Washington Mutual [Member] | Technology and communications and other [Member]
Merger and acquisition cost
Merger And Acquisition Cost		184	11
Bear Stearns [Member] | Technology and communications and other [Member]
Merger and acquisition cost
Merger And Acquisition Cost		38	85
Technology and communications and other [Member]
Merger and acquisition cost
Merger And Acquisition Cost		222	96
Bear Stearns [Member]
Merger and acquisition cost
Merger And Acquisition Cost	0	26	308
Washington Mutual [Member]
Merger and acquisition cost
Merger And Acquisition Cost	$ 0	$ 455	$ 124